Condensed financial information of the Company (Condensed Balance Sheet) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 496,204,796	$ 319,218,155	$ 213,325,871	$ 157,800,190
Other current assets	161,412	638,047
Total current assets	1,526,342,704	1,364,650,231
Other assets	2,249,003	2,907,777
TOTAL ASSETS	1,566,380,606	1,390,613,626	1,103,965,326
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term bank loan	113,065,643	42,949,816
PRC income tax payable	75,877,028	69,908,624
PRC other tax payable	7,101,425	4,473,315
Other payables and accrued liabilities	64,721,393	50,970,495
Other long-term debt due within one year	41,063,780	313,300
Total current liabilities	735,115,250	627,860,049
Other long-term debt		39,708,981
Long-term bank loans	35,000,000	73,481,566
Total liabilities	784,842,108	754,874,922
Shareholders' equity
Common shares, $0.0001 par value: Authorized-500,000,000 shares, issued and outstanding-141,938,398 shares for 2012 (2011: 145,863,676 shares)	15,358	15,341
Treasury shares	(13,667,122)	(7,958,841)
Additional paid-in capital	511,964,127	509,713,488
Retained earnings	151,603,798	19,418,841
Total Xinyuan Real Estate Co., Ltd shareholders' equity	781,538,498	634,627,210
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,566,380,606	1,390,613,626
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	141,938,398	145,863,676
Common stock, shares outstanding	141,935,398	145,863,676
Parent Company [Member]
ASSETS
Cash and cash equivalents	3,761,752	8,516,544	4,944	293,242
Other current assets		3,167
Due from a subsidiary	295,060,868	281,467,371
Total current assets	298,822,620	289,987,082
Other assets	202,490	750,743
Investments in subsidiaries	585,865,093	410,994,746
TOTAL ASSETS	884,890,203	701,732,571
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term bank loan	25,000,000	25,000,000
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payables and accrued liabilities	1,372,348	1,167,502
Other long-term debt due within one year	41,063,780	313,300
Total current liabilities	68,351,706	27,396,380
Other long-term debt		39,708,981
Long-term bank loans	35,000,000
Total liabilities	103,351,706	67,105,361
Shareholders' equity
Common shares, $0.0001 par value: Authorized-500,000,000 shares, issued and outstanding-141,938,398 shares for 2012 (2011: 145,863,676 shares)	15,358	15,341
Treasury shares	(13,667,122)	(7,958,841)
Additional paid-in capital	511,964,127	509,713,488
Retained earnings	283,226,134	132,857,222
Total Xinyuan Real Estate Co., Ltd shareholders' equity	781,538,497	634,627,210
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 884,890,203	$ 701,732,571
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	141,938,398	145,863,676
Common stock, shares outstanding	141,938,398	145,863,676